CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Jan. 27, 2021
Current assets:
Cash	$ 206,803	$ 635,155		$ 1,722,506
Prepaid expenses	88,367	242,752		812,724
Total current assets	295,170	877,907		2,535,230
Investments held in Trust Account	175,380,745	173,488,201		171,656,153
Total Assets	175,675,915	174,366,108		174,191,383
Current liabilities:
Accounts payable	10,753	177,157		51,807
Franchise tax payable	16,255	42,705		185,205
Accrued expenses	2,900,605	2,444,352		1,656,137
Due to related party	15,000
Income tax payable	585,368	181,374
Total current liabilities	3,527,981	2,845,588		1,893,149
Derivative warrant liability	661,010	424,940		5,571,410
Deferred underwriting commissions in connection with the initial public offering	2,102,284	2,102,284		6,006,525
Total Liabilities	6,291,275	5,372,812		13,471,084
Commitments and Contingencies
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding as of March 31, 2023 and December 31, 2022
Additional paid-in capital		0		0
Accumulated deficit	(5,299,701)	(4,171,255)		(10,895,130)
Total stockholders' deficit	(5,299,272)	(4,170,826)	$ (8,891,311)	(10,894,701)	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	175,675,915	174,366,108		174,191,383
Common stock subject to possible redemption
Current liabilities:
Common stock subject to possible redemption; 17,161,500 shares at redemption value of approximately $10.18 and $10.09 per share as of March 31, 2023 and December 31, 2022, respectively	174,683,912	173,164,122		171,615,000
Common stock not subject to possible redemption
Stockholders' Deficit:
Common stock, $0.0001 par value; 400,000,000 shares authorized; 4,290,375 shares issued and outstanding as of March 31, 2023 and December 31, 2022 (excluding 17,161,500 shares subject to possible redemption)	$ 429	$ 429		$ 429